Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document and Entity Information [Abstract]
Document Type	20-F
Entity Registrant Name	Bioceres Crop Solutions Corp.
Entity Central Index Key	0001769484
Document Period End Date	Jun. 30, 2019
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	36,120,517